Revenues	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenues
17	Revenues
Revenues consist of the following:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Targeted Marketing	221,153	572,796	696,190	100,001

SaaS Products
Developer services	38,795	60,106	93,553	13,438
Other SaaS Products	24,761	81,239	116,715	16,766

Total SaaS Products	63,556	141,345	210,268	30,204

Total revenues	284,709	714,141	906,458	130,205

Timing of revenue recognition for SaaS Products for the year ended December 31, 2019:

	For the year ended December 31, 2019
	RMB	US$
Developer Services
Services delivered at the point in time	24,549	3,526
Services delivered overtime	69,004	9,912

Total developer services	93,553	13,438
Other SaaS Products
Services delivered at the point in time	63,703	9,150
Services delivered overtime	53,012	7,616

Total other SaaS products	116,715	16,766
Total SaaS Products	210,268	30,204